Note 5 - Acquisitions (Details) - Pro Forma Consolidated Financial Information (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Acquisitions (Details) - Pro Forma Consolidated Financial Information [Line Items]
As reported	$ 12,609	$ 7,343	$ 8,928
As reported	(57,201)	(83,169)	(16,470)
As reported	(65,171)	(158,232)	(402,562)
Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]
Note 5 - Acquisitions (Details) - Pro Forma Consolidated Financial Information [Line Items]
As reported	12,609	7,343
Pro forma	19,877	16,827
As reported	(57,201)	(83,169)
Pro forma	(56,415)	(82,937)
As reported	(100,223)	(158,232)
Pro forma	(92,518)	(158,464)
As reported (in Dollars per share)	$ (1,300)	$ (297,989,000)
Pro forma (in Dollars per share)	$ (1,200)	$ (298,426,000)
Depreciation Expense	$ (392)	$ (114)